Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events after the reporting period [Abstract]
Events after the reporting period
24.	Events after the reporting period

As the Group has elected in February 2023 to withdraw from co-funding with Genentech the MAGE-A4 HLA-A02 program, IMC-C103C, Genentech shall acquire an exclusive worldwide license to the MAGE-A4 HLA-A02 soluble TCR bispecific therapeutic candidate compounds and shall be fully responsible for all further development and commercialization of such candidate compounds, at its expense. The licenses granted to Genentech do not include any rights to (i) affinity-enhanced TCRs or (ii) TCR therapeutic compounds, in each case (i) and (ii) that are directed to targets other than MAGE-A4.